Derivative Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Warrants [Line Items]
Reclass of warrants to derivative liability		$ (1,286)
Loss on revaluation of derivatives		589
Current derivative financial liabilities	$ 425	754
Gain on revaluation of derivative liabilities (Note 9)	$ 282	551
Reserves
Schedule Of Warrants [Line Items]
Reclass of warrants to derivative liability		$ (1,286)